Seward & Kissel LLP
                        1200 G Street, NW
                            Suite 350
                       Washington, DC 20005
                           202-737-8833


                                            February 5, 2004



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


             Re:  AllianceBernstein Municipal Income Fund II
                     (File Nos. 33-60560 and 811-07618)


Dear Sir or Madam:

     On behalf of the AllianceBernstein Municipal Income Fund II (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 30, 2004.

                                             Very truly yours,


                                             /s/ Jennifer R. Parker
                                             -----------------------
                                                 Jennifer R. Parker


00250.0151 #461819